PENSION LIABILITIES, NET (Summary Of Components Of Net Periodic Benefit Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liability, Defined Benefit Plan [Abstract]
Service cost			$ 12
Interest cost	38	52	47
Net periodic benefit cost	$ 38	$ 52	$ 59